Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 70%	Nov. 29, 2023
Fidelity Asset Manager 70% | Return Before Taxes
Average Annual Return:
Past 1 year	(16.90%)
Past 5 years	4.71%
Past 10 years	7.28%
Fidelity Asset Manager 70% | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.23%)
Past 5 years	3.50%
Past 10 years	6.02%
Fidelity Asset Manager 70% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.22%)
Past 5 years	3.49%
Past 10 years	5.56%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0022
Average Annual Return:
Past 1 year	(15.71%)
Past 5 years	4.88%
Past 10 years	7.42%